Commitments	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Commitments
16. Commitments

(a) Operating Leases Agreements

The Group leases office space, service center and warehouses under non-cancellable operating lease agreements that expire at various dates through December 2026. During the three years ended December 31, 2015, 2016 and 2017, the Group incurred rental expenses amounting to RMB36,706, RMB71,127 and RMB105,126, respectively.

As of December 31, 2017, minimum lease payments under all non-cancellable leases were as follows:

Year ended December 31, 2017
RMB
2018	93,022
2019	87,836
2020	71,977
2021	39,095
2022 and after	106,265

Total lease commitment	398,195

(b) Other Commitment

In 2017, the Group entered into a license agreement with a brand partner to obtain the right and obligation to distribute, sell, advertise and promote specific products of the brand. The future aggregate minimum payments under the license agreement are as follows:

Year ended December 31, 2017
RMB
2018	17,117
2019	25,866
2020	38,038
2021	55,916
2022 and after	381,906

Total other commitment	518,843